INCOME TAX (Tables)	12 Months Ended
Jun. 30, 2018
INCOME TAX
Schedule of reconciliation of income tax expense to prima facie tax payable

Reconciliation of income tax expense to prima facie tax payable

Loss before income tax expense	(5,463,872)	(8,403,826)	(8,458,965)

Tax at the Australian tax rate of 27.50% (2017: 27.50% and 2016: 28.50%)	(1,502,565)	(2,311,052)	(2,410,805)
Tax effect amounts which are not deductible / (taxable) in calculating taxable income
Net impairment losses and other write-downs	—	—	—
Share-based payments expense	35,650	33,079	14,318
Fair value (gains)/ loss on financial liabilities at fair value through profit or loss	—	—	—
Research and development tax incentive	148,346	108,163	116,800
Disposal of Heritage business	—	—	—
Tax effect of inter-company transactions	—	—	—
Withholding tax expense	—	—	849
Other non-deductible items	1,509	1,257	1,450
Other assessable items	—	81,155	—

	(1,317,060)	(2,087,398)	(2,277,388)

Difference in overseas tax rates	67,557	(96,775)	(225,070)
Under /(over) provision	(268,092)	(75,054)	10,583
Research and development tax credit	(82,322)	(69,619)	(102,544)

Tax losses not recognized	1,599,917	2,328,846	2,594,419

Income tax expense	—	—	—

Schedule of net deferred tax assets

Net deferred tax assets
Deferred tax assets not recognized
ImmunAid option fee	—	—	—
Property, plant & equipment	1,381	2,802	3,517
Capital raising costs	347,370	320,417	531,646
Applera settlement	—	—	—
Intangible assets	1,949,601	2,003,505	1,978,065
Provisions	201,492	333,103	209,643
Other	—	—	—

Total deferred tax assets	2,499,844	2,659,827	2,722,871
Deferred tax liabilities not recognized
Prepayments	—	—	—

Total deferred tax liabilities	—	—	—
Net deferred tax assets on temporary differences not brought to account	(2,499,844)	(2,659,827)	(2,722,871)

Total net deferred tax assets	—	—	—

Schedule of tax losses
Tax losses
Unused tax losses for which no deferred tax asset has been recognized	87,970,140	80,706,629	74,107,688
Potential tax benefit @ 27.50% (2016: 28.50%)	22,596,182	22,194,323	21,120,691